Inventories - Summary of Changes in Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Finished goods and work in progress	$ 35,313	$ 28,682	$ 25,073
Raw materials and packing materials	96,847	90,919	85,171
Total	$ 132,160	$ 119,601	$ 110,244